CONSOLIDATED BALANCE SHEETS (Unaudited for July 31, 2014) (USD $)	Jul. 31, 2014		Oct. 31, 2013
CURRENT ASSETS
Cash	$ 112,112		$ 69,433
Accounts receivable, trade	30,255		32,378
Prepaid expenses	109,528		8,870
Total current assets	251,895		110,681
Property and Equipment	34,182	[1]	39,392	[2]
Oil and gas properties - proved (successful efforts method)	2,587,213	[3]	2,604,418	[4]
Oil and gas properties - proved undeveloped (successful efforts method)	64,126		64,126
Total assets	2,937,416		2,818,617
CURRENT LIABILITIES
Accounts payable	115,176		185,251
Accounts payable, related party	127,736		130,361
Current portion of long term debt	4,864		4,692
Notes payable	248,895		299,379
Accrued interest	3,946		2,411
Accrued interest, related party	1,880		3,872
Accrued expenses	113,974		109,193
Total current liabilities	616,471		735,159
LONG TERM LIABILITIES
Long term debt, related party	107,070		107,070
Long term debt	10,280		13,765
Asset retirement obligation	228,375		222,375
COMMITMENTS AND CONTINGENT LIABILITIES
STOCKHOLDERS' EQUITY
Common stock	20,020		14,563
Additional paid in capital	6,075,692		4,734,138
Accumulated deficit	(4,120,492)		(3,008,453)
Total stockholders' equity	1,975,220		1,740,248
Total liabilities and stockholders' equity	$ 2,937,416		$ 2,818,617

[1]	Net of accumulated depreciation of $10,457 in 2014.
[2]	Net of accumulated depreciation of $4,111 in 2013.
[3]	Net of accumulated depletion of $75,493 in 2014.
[4]	Net of accumulated depletion of $56,726 in 2013.